Debt And Lines Of Credit (Tables)	12 Months Ended
Dec. 31, 2016
Debt Instruments [Abstract]
Debt Extinguishment [Table Text Block]
Amounts related to early debt extinguishment during the years ended December 31, 2016, 2015 and 2014 were as follows:

In millions	2016	2015	2014
Debt reductions (a)	$266	$2,151	$1,625
Pre-tax early debt extinguishment costs (b)	29	207	276

(a)
Reductions related to notes with interest rates ranging from 2.00% to 9.38% with original maturities from 2015 to 2030 for the years ended December 31, 2016, 2015 and 2014. Includes the $630 million payment for a portion of the Special Purpose Entity Liability for the year ended December 31, 2015 (see Note 12 Variable Interest Entities).

(b)	Amounts are included in Restructuring and other charges in the accompanying consolidated statements of operations.

Summary Of Long-Term Debt [Table Text Block]
A summary of long-term debt follows:

In millions at December 31	2016	2015
8.7% note – due 2038	$264	$264
9 3/8% note – due 2019	295	295
7.95% debenture – due 2018	382	648
7.5% note – due 2021	598	603
7.3% note – due 2039	721	721
6 7/8% notes – due 2023 – 2029	131	131
6.65% note – due 2037	4	4
6.4% to 7.75% debentures due 2025 – 2027	142	142
6 5/8% note – due 2018	72	185
6.0% note – due 2041	585	585
5.25% note – due 2016	—	261
5.00% to 5.15% notes – due 2035 – 2046	1,280	1,280
4.8% note - due 2044	796	796
4.75% note – due 2022	810	817
3.00% to 4.40% notes – due 2024 – 2047	3,786	1,490
Floating rate notes – due 2016 – 2025 (a)	763	438
Environmental and industrial development bonds – due 2016 – 2035 (b)	681	594
Short-term notes (c)	—	5
Other (d)	4	11
Total (e)	11,314	9,270
Less: current maturities	239	426
Long-term debt	$11,075	$8,844

(a)	The weighted average interest rate on these notes was 2.2% in 2016 and 2.9% in 2015.

(b)	The weighted average interest rate on these bonds was 5.9% in 2016 and 5.8% in 2015.

(c)	The weighted average interest rate was 2.2% in 2015. Includes$5 million at December 31, 2015 related to non-U.S. denominated borrowings with a weighted average interest rate of 2.2% in 2015.

(d)	Includes $2 million at December 31, 2016 and $8 million at December 31, 2015 related to the unamortized gain on interest rate swap unwinds (see Note 14 Derivatives and Hedging Instruments).

(e)	The fair market value was approximately $12.0 billion at December 31, 2016 and $9.9 billion at December 31, 2015.